Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Loss Per Share [Abstract]
Components of basic and diluted loss per share

	Years Ended
	December 31	December 31
	2017	2016
Basic Loss Per Share Numerator
Net loss	$(744,678)	$(908,761)
Loss Attributable to Common Stockholders	$(744,678)	$(908,761)
Diluted Loss Per Share Numerator
Loss Attributable to Common Stockholders	$(744,678)	$(908,761)

Basic Weighted Average Shares Outstanding	100,000,000	76,301,370
Diluted Weighted Average Shares Outstanding:	100,000,000	76,301,370

Loss Per Share
- Basic	$(0.007)	$(0.012)
- Diluted	$(0.007)	$(0.012)